Revenue - Summary of Disaggregation of Revenue by Geographic Area, Business Unit and Products and Services Categories (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)		Dec. 31, 2016 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale	$ 468,894	$ 23,881		$ 439,239	[2]	$ 398,622
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	469,744			439,932		399,507
Services revenues	29,053			27,064		23,132
Operating segments [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	352,954			316,253		280,989
Operating segments [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	137,789			138,318		116,341
Operating segments [member] | Venezuela [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	25			4,059		19,049
Operating segments [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale	461,715			431,566		393,247
Operating segments [member] | Coca-Cola FEMSA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	177,182			178,578		173,449
Operating segments [member] | Coca-Cola FEMSA [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	100,162			92,643		87,557
Operating segments [member] | Coca-Cola FEMSA [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	82,180			86,608		71,293
Operating segments [member] | Coca-Cola FEMSA [member] | Venezuela [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues				4,005		18,868
Operating segments [member] | Coca-Cola FEMSA [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale	182,342			183,256		177,718
Operating segments [member] | FEMSA Comercio Proximity Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	167,168			149,632		133,224
Operating segments [member] | FEMSA Comercio Proximity Division [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	166,040			148,652		132,433
Operating segments [member] | FEMSA Comercio Proximity Division [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	1,418			1,181		795
Operating segments [member] | FEMSA Comercio Proximity Division [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale	167,458			149,834		133,228
Operating segments [member] | FEMSA Comercio Health Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	51,739			47,421		43,411
Operating segments [member] | FEMSA Comercio Health Retail Division [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	7,898			7,359		7,159
Operating segments [member] | FEMSA Comercio Health Retail Division [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	43,841			40,062		36,252
Operating segments [member] | FEMSA Comercio Health Retail Division [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale	51,739			47,421		43,411
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	46,936			38,388		28,616
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	46,936			38,388		28,616
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale	46,936			38,388		28,616
Operating segments [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	26,719			25,913		20,807
Services revenues	29,053			27,064		23,132
Operating segments [member] | Other [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	31,918			29,211		25,224
Operating segments [member] | Other [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	10,350			10,467		8,001
Operating segments [member] | Other [member] | Venezuela [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	25			54		181
Operating segments [member] | Other [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale	13,240			12,667		10,274
Operating segments [member] | Total revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	490,768			458,630		416,379
Operating segments [member] | Total revenues [member] | Coca-Cola FEMSA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	182,342			183,256		177,718
Operating segments [member] | Total revenues [member] | FEMSA Comercio Proximity Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	167,458			149,833		133,228
Operating segments [member] | Total revenues [member] | FEMSA Comercio Health Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	51,739			47,421		43,411
Operating segments [member] | Total revenues [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	46,936			38,388		28,616
Operating segments [member] | Total revenues [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	42,293			39,732		33,406
Operating segments [member] | Consolidation adjustments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	21,024			18,698		16,872
Operating segments [member] | Consolidation adjustments [member] | Coca-Cola FEMSA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	5,160			4,678		4,269
Operating segments [member] | Consolidation adjustments [member] | FEMSA Comercio Proximity Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	290			202		4
Operating segments [member] | Consolidation adjustments [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	$ 15,574			$ 13,818		$ 12,599

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1